Disposals of subsidiaries - Baotou Pengai (Details) - CNY (¥)			1 Months Ended		12 Months Ended	25 Months Ended
	Nov. 30, 2017	Nov. 29, 2017	May 31, 2019	Apr. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2017
Disposals of subsidiaries
Proportion of ownership interest disposed off	4.00%
Proportion of equity interest held (as a percent)		83.00%				79.00%
Net assets disposed of:
Property, plant and equipment.					¥ 235,028,000	¥ 519,323,000		¥ 210,286,000
Deferred tax assets					12,254,000	19,900,000		11,922,000
Inventory					21,143,000	26,120,000
Other receivables, deposits and prepayments					89,480,000	71,278,000
Cash and cash equivalents					101,886,000	154,490,000		105,345,000
Contract liabilities					(5,996,000)	(5,542,000)		(5,091,000)
Lease liabilities						(201,881,000)	¥ (133,107,000)
Deferred income tax liabilities					(1,971,000)	(12,829,000)		¥ (2,648,000)
Trade payables					(14,356,000)	(17,017,000)
Accruals, other payables and provisions					(57,992,000)	(58,439,000)
Noncontrolling interests					(29,054,000)	¥ (43,117,000)
Satisfied by:
Cash received					3,200,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received					3,200,000
Cash and cash equivalents disposed of					¥ (2,273,000)
Baotou Pengai
Disposals of subsidiaries
Proportion of ownership interest disposed off			5.00%
Proportion of equity interest held (as a percent)			46.00%	51.00%
Net assets disposed of:
Property, plant and equipment.			¥ 7,191,000
Intangible assets			16,000
Deferred tax assets			182,000
Inventory			236,000
Other receivables			682,000
Current income tax recoverable			14,000
Cash and cash equivalents			1,465,000
Trade payables and other payables			(5,560,000)
Contract liabilities			(17,000)
Lease liabilities			(367,000)
Noncontrolling interests			(1,932,000)
Net assets of subsidiary			1,910,000
Loss on disposal of subsidiary			(261,000)
Cash consideration			1,649,000
Satisfied by:
Cash received			150,000
Fair value of the equity interest in an associate at the acquisition date			1,499,000
Total consideration			1,649,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received			150,000
Cash and cash equivalents disposed of			(1,465,000)
Net cash outflow in respect of disposal			¥ (1,315,000)